3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (m) Right-of-use assets and lease liabilities (Policies)	12 Months Ended
Jan. 31, 2026
Policies
(m) Right-of-use assets and lease liabilities

(m)Right-of-use assets and lease liabilities

Leasing activity for the Company typically involves the lease of office space.

For any leases of more than 12 month duration, the Company recognizes a right-of-use asset to represent its right to use the underlying asset and the lease liabilities representing its obligation to make lease payments.  On the statement of financial position, the right-of-use asset is presented net of accumulated amortization and is disclosed under right-of-use assets and is depreciated over the lease term.  The lease liability is disclosed as a separate line item, allocated between current and non-current liabilities.  The lease liability is measured at the present value of the expected lease payments at inception and discounted using the Company’s incremental borrowing rate.  Judgement is required to determine the incremental borrowing rate.

The expected life and residual values for the Company’s right of use asset as at January 31, 2026 was as follows:

	Expected Life	Residual Value
Office Lease	Up to 1 year	-